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                             BINGHAM McCUTCHEN LLP
                               150 FEDERAL STREET
                        BOSTON, MASSACHUSETTS 02110-1726

                                  May 1, 2008

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

         Re:  CGM Capital Development Fund
              Registration Statement on Form N-1A
              (File Nos. 002-16252 and 811-00933)
              -----------------------------------

Ladies and Gentlemen:

         On behalf of our client, CGM Capital Development Fund, a Massachusetts business trust (the "Trust"), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the forms of the Prospectus and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Number 74 to the Trust's registration statement on Form N-1A (the "Amendment") would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on April 25, 2008, is the most recent amendment to the Trust's registration statement.

         Please call the undersigned at (617) 951-8756 with any comments or questions relating to this filing.


                                            Sincerely,

                                            /s/ Kijsa Jordan Phillips
                                            Kijsa Jordan Phillips